Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jul. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of July 31,
	2024	2023
Prepayment for advertising service fee (a)	$120,000	$408,000
Advance to vendors	-	10,000
Others	2,224	11,570
Total	$122,224	$429,570

(a)	Prepayment for advertising services represent the advance payments made by the Company to a third party advertising company for producing advertising contents. These prepayments are typically expensed over the period when the services are performed.